UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00572
American Mutual Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class A
| AMRMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.58%
Management's discussion of fund performance
The fund’s Class A shares gained 29.06% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class A (with sales charge) *	21.65%	9.51%	9.05%
American Mutual Fund — Class A (without sales charge) *	29.06%	10.81%	9.70%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index
shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
formatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class C
| AMFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.33%
Management's discussion of fund performance
The fund’s Class C shares gained 28.11% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health c ar
e and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fu nd’
s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class C (with sales charge) *	27.11%	9.99%	9.02%
American Mutual Fund — Class C (without sales charge) *	28.11%	9.99%	9.02%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinveste
d an
d reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market i ndex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(per
cen
t of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class T
| TAMFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.33%
Management's discussion of fund performance
The fund’s Class T shares gained 29.39% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials
, i
ndustrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communicati
on s
ervices sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average an
nu
al total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class T (with sales charge) 2	26.15%	10.54%	10.43%
American Mutual Fund — Class T (without sales charge) 2	29.39%	11.10%	10.80%
S&P 500 Index 3	38.02%	15.27%	14.36%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
.
Key f
u
nd statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(perc
e
nt of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-1
| AMFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 73	0.64%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 28.99% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, le
d
by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy a
n
d communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
tot
al returns
	1 year	5 years	10 years
American Mutual Fund — Class F-1 *	28.99%	10.76%	9.63%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
n
d statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sec
to
r
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-2
| AMRFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-2 *	29.32%	11.04%	9.91%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additiona
l info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-3
| AFMFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.27%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.46% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class F-3 2	29.46%	11.16%	10.94%
S&P 500 Index 3	38.02%	15.27%	14.43%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inv est
ors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-A
| CMLAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.61%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 29.03% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some inco
m
e for the fund.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-A (with sales charge) *	24.52%	9.99%	9.25%
American Mutual Fund — Class 529-A (without sales charge) *	29.03%	10.78%	9.64%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors
cannot
invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-C
| CMLCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 156	1.37%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 28.05% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-C (with sales charge) *	27.05%	9.95%	9.22%
American Mutual Fund — Class 529-C (without sales charge) *	28.05%	9.95%	9.22%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-E
| CMLEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 97	0.85%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 28.71% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-E *	28.71%	10.51%	9.38%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(
percent
of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-T
| TAFMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.38%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 29.33% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-T (with sales charge) 2	26.10%	10.48%	10.37%
American Mutual Fund — Class 529-T (without sales charge) 2	29.33%	11.04%	10.74%
S&P 500 Index 3	38.02%	15.27%	14.36%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-1
| CMLFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 29.24% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-F-1 *	29.24%	10.99%	9.86%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-2
| FFMMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 29.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Mutual Fund — Class 529-F-2 2	29.34%	14.32%
S&P 500 Index 3	38.02%	16.69%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-3
| FFFMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.32%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 29.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Mutual Fund — Class 529-F-3 2	29.40%	14.37%
S&P 500 Index 3	38.02%	16.69%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-1
| RMFAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 154	1.35%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 28.08% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-1 *	28.08%	9.95%	8.82%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2
| RMFBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 154	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.10% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2 *	28.10%	9.97%	8.84%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2E
| RMEBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 122	1.07%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.44% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2E *	28.44%	10.28%	9.18%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-3
| RMFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 104	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 28.66% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-3 *	28.66%	10.45%	9.32%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
or
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-4
| RMFEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 29.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-4 *	29.02%	10.78%	9.65%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5E
| RMFHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.28% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class R-5E 2	29.28%	11.02%	10.88%
S&P 500 Index 3	38.02%	15.27%	13.90%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5
| RMFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.32%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.42% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-5 *	29.42%	11.11%	9.98%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inform
a
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-003-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-6
| RMFGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.27%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.47% for the year ended October 31, 2024. That result compares with a 38.02% gain for the
S&
P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Mutual Fund — Class R-6 *	29.47%	11.17%	10.03%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including
its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the sa
m
e address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-003-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	109,000	16,000	9,000	None
October 31, 2023	103,000	15,000	9,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,167,000
October 31, 2023	2,206,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Mutual Fund®

Financial Statements and Other Information N-CSR Items 7-11

for the year ended October 31, 2024

Lit. No. MFGEFP4-003-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 95.24%			Value
		Shares	(000)

Energy	Baker Hughes Co., Class A	4,897,662	$ 186,503
4.37%	Canadian Natural Resources, Ltd. (CAD denominated)	4,155,610	141,321
	Cenovus Energy, Inc.	5,407,036	86,891
	ConocoPhillips	6,543,401	716,764
	EOG Resources, Inc.	4,250,277	518,364
	Exxon Mobil Corp.	11,812,480	1,379,461
	South Bow Corp.1,2	2,671,596	66,683
	South Bow Corp. (CAD denominated)1,2	2,127,452	53,127
	TC Energy Corp.	12,462,319	579,623
	TC Energy Corp. (CAD denominated)	16,910,169	786,514

			4,515,251

Materials	Air Products and Chemicals, Inc.	1,853,073	575,435
3.39%	Corteva, Inc.	3,275,314	199,532
	Eastman Chemical Co.	1,764,477	185,429
	Ecolab, Inc.	731,043	179,639
	International Paper Co.	14,139,640	785,315
	Linde PLC	3,108,172	1,417,793
	Nutrien, Ltd.	1,104,828	52,678
	Sherwin-Williams Co.	308,191	110,570

			3,506,391

Industrials	Airbus SE, non-registered shares	1,855,568	282,768
15.00%	Automatic Data Processing, Inc.	2,040,144	590,091
	BAE Systems PLC (ADR)	5,079,364	327,365
	Broadridge Financial Solutions, Inc.	449,908	94,868
	Canadian National Railway Co.	80,341	8,670
	Canadian National Railway Co. (CAD denominated)	1,743,275	188,244
	Carrier Global Corp.	14,162,595	1,029,904
	CSX Corp.	2,343,142	78,823
	Emerson Electric Co.	675,629	73,150
	Equifax, Inc.	986,396	261,415
	FedEx Corp.	1,569,889	429,914
	GE Vernova, Inc.1	157,622	47,548
	General Dynamics Corp.	1,776,022	517,906
	General Electric Co.	15,252,739	2,620,116
	HEICO Corp., Class A	176,299	33,851
	Honeywell International, Inc.	2,803,469	576,617
	Illinois Tool Works, Inc.	1,040,419	271,685
	Ingersoll-Rand, Inc.	1,020,238	97,943
	L3Harris Technologies, Inc.	816,830	202,141
	Northrop Grumman Corp.	986,057	501,923
	Otis Worldwide Corp.	1,517,239	148,993
	PACCAR, Inc.	563,950	58,809
	Paychex, Inc.	5,786,294	806,204
	RELX PLC (ADR)	1,971,846	91,139
	Robert Half, Inc.	594,057	40,461
	RTX Corp.	30,314,902	3,667,800
	Siemens AG	508,146	98,640
	Stanley Black & Decker, Inc.	2,384,464	221,612
	TFI International, Inc.	1,795,297	240,247
	Union Pacific Corp.	6,810,337	1,580,475
	Waste Connections, Inc.	1,278,333	225,945
	Waste Management, Inc.	499,617	107,842

			15,523,109

Consumer	D.R. Horton, Inc.	2,638,639	445,930
discretionary	Darden Restaurants, Inc.	929,333	148,712
4.09%	General Motors Co.	533,941	27,103
	Hasbro, Inc.3	7,480,959	490,975
	Home Depot, Inc.	4,140,135	1,630,178
	McDonald’s Corp.	1,859,105	543,063

1American Mutual Fund

Common stocks (continued)			Value
		Shares	(000)

Consumer	NIKE, Inc., Class B	1,317,806	$ 101,643
discretionary	Starbucks Corp.	6,345,098	619,916
(continued)	TJX Companies, Inc. (The)	1,937,430	218,988

			4,226,508

Consumer staples	British American Tobacco PLC (ADR)	16,124,852	564,047
6.36%	Coca-Cola Co.	4,160,616	271,730
	Colgate-Palmolive Co.	985,128	92,317
	Constellation Brands, Inc., Class A	3,141,603	729,920
	Dollar General Corp.	601,350	48,132
	General Mills, Inc.	9,346,724	635,764
	Hershey Co.	3,370,352	598,507
	Kenvue, Inc.	2,107,900	48,334
	Keurig Dr Pepper, Inc.	1,404,649	46,283
	Mondelez International, Inc., Class A	15,581,381	1,067,013
	Nestlé SA	2,274,861	215,112
	PepsiCo, Inc.	2,497,132	414,724
	Philip Morris International, Inc.	8,068,584	1,070,701
	Procter & Gamble Co.	3,490,722	576,598
	Sysco Corp.	2,705,193	202,754

			6,581,936

Health care	Abbott Laboratories	14,144,534	1,603,566
15.96%	AbbVie, Inc.	19,332,126	3,941,241
	Amgen, Inc.	2,211,534	708,045
	AstraZeneca PLC (ADR)	10,474,201	745,239
	Bristol-Myers Squibb Co.	10,367,907	578,218
	Cencora, Inc.	546,735	124,699
	CVS Health Corp.	7,735,112	436,725
	Danaher Corp.	2,139,327	525,547
	Elevance Health, Inc.	143,519	58,234
	Eli Lilly and Co.	1,201,110	996,609
	GE HealthCare Technologies, Inc.	4,212,583	367,969
	Gilead Sciences, Inc.	15,698,572	1,394,347
	GSK PLC (ADR)	1,729,533	63,578
	Johnson & Johnson	1,210,355	193,487
	McKesson Corp.	100,562	50,340
	Medtronic PLC	7,468,828	666,593
	Merck & Co., Inc.	2,708,476	277,131
	Novartis AG (ADR)2	891,789	96,670
	Novo Nordisk AS, Class B (ADR)	1,765,983	197,702
	Pfizer, Inc.	1,486,318	42,063
	Sanofi	1,022,499	107,884
	Stryker Corp.	461,642	164,474
	Takeda Pharmaceutical Co., Ltd. (ADR)2	12,941,901	180,410
	Thermo Fisher Scientific, Inc.	716,923	391,669
	UnitedHealth Group, Inc.	4,610,892	2,602,849

			16,515,289

Financials	American International Group, Inc.	1,762,674	133,752
15.84%	Aon PLC, Class A	285,663	104,801
	Apollo Asset Management, Inc.	254,618	36,477
	Arthur J. Gallagher & Co.	582,710	163,858
	Berkshire Hathaway, Inc., Class B1	467,019	210,588
	BlackRock, Inc.	579,488	568,495
	Blackstone, Inc.	2,230,276	374,129
	Capital One Financial Corp.	4,613,798	751,080
	Carlyle Group, Inc. (The)	2,019,342	101,028
	Charles Schwab Corp. (The)	709,891	50,282
	Chubb, Ltd.	3,566,482	1,007,317
	CME Group, Inc., Class A	975,804	219,907
	East West Bancorp, Inc.	3,056,380	297,966
	Equitable Holdings, Inc.	1,732,286	78,542
	Fidelity National Information Services, Inc.	14,961,792	1,342,522
	Great-West Lifeco, Inc.	17,297,077	580,400
American Mutual Fund	2
Common stocks (continued)			Value
		Shares	(000)

Financials	JPMorgan Chase & Co.	9,544,460	$ 2,118,106
(continued)	KKR & Co., Inc.	598,352	82,716
	Marsh & McLennan Companies, Inc.	3,873,625	845,380
	Mastercard, Inc., Class A	1,220,629	609,814
	Morgan Stanley	6,966,179	809,818
	National Bank of Canada	1,971,786	188,066
	PNC Financial Services Group, Inc.	6,460,660	1,216,348
	Principal Financial Group, Inc.	3,045,979	250,989
	Progressive Corp.	1,981,756	481,230
	Royal Bank of Canada	340,549	41,186
	S&P Global, Inc.	1,322,486	635,269
	State Street Corp.	3,288,055	305,131
	Toronto-Dominion Bank (The)	357,523	19,760
	Toronto-Dominion Bank (The) (CAD denominated)	2,291,231	126,661
	Truist Financial Corp.	19,901,879	856,776
	U.S. Bancorp	1,981,755	95,739
	Visa, Inc., Class A	2,631,019	762,601
	Wells Fargo & Co.	12,236,700	794,406
	Willis Towers Watson PLC	419,068	126,638

			16,387,778

Information	Accenture PLC, Class A	4,943,034	1,704,457
technology	Amphenol Corp., Class A	4,162,612	278,978
18.47%	Analog Devices, Inc.	2,256,075	503,353
	Apple, Inc.	18,684,238	4,220,956
	Applied Materials, Inc.	864,731	157,018
	Broadcom, Inc.	12,759,986	2,166,263
	Intel Corp.	12,194,380	262,423
	KLA Corp.	736,744	490,841
	Microsoft Corp.	14,341,773	5,827,779
	Oracle Corp.	3,734,383	626,779
	Salesforce, Inc.	2,108,595	614,381
	Samsung Electronics Co., Ltd.	3,024,330	127,825
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,654,911	696,407
	Texas Instruments, Inc.	7,064,188	1,435,160

			19,112,620

Communication	AT&T, Inc.	2,303,792	51,927
services	Comcast Corp., Class A	15,351,798	670,413
3.00%	Electronic Arts, Inc.	1,021,277	154,060
	Meta Platforms, Inc., Class A	3,135,355	1,779,565
	T-Mobile US, Inc.	1,301,262	290,389
	Verizon Communications, Inc.	3,666,791	154,482

			3,100,836

Utilities	American Electric Power Co., Inc.	1,421,908	140,414
6.32%	Atmos Energy Corp.	2,432,664	337,605
	CenterPoint Energy, Inc.3	39,552,257	1,167,978
	Constellation Energy Corp.	4,853,845	1,276,367
	Dominion Energy, Inc.	2,750,130	163,715
	DTE Energy Co.	6,597,536	819,546
	Edison International	4,694,490	386,826
	Exelon Corp.	3,154,946	123,989
	NextEra Energy, Inc.	2,062,525	163,455
	Pinnacle West Capital Corp.	370,096	32,498
	Public Service Enterprise Group, Inc.	3,146,889	281,363
	Sempra	11,615,589	968,392
	Southern Co. (The)	5,002,159	455,347
	Xcel Energy, Inc.	3,334,302	222,765

			6,540,260

3American Mutual Fund

Common stocks (continued)			Value
		Shares	(000)

Real estate	CubeSmart REIT	1,821,448	$87,138
2.44%	Digital Realty Trust, Inc. REIT	1,642,007	292,655
	Equinix, Inc. REIT	202,299	183,704
	Extra Space Storage, Inc. REIT	2,095,809	342,246
	Prologis, Inc. REIT	3,115,933	351,913
	Public Storage REIT	692,377	227,834
	Rexford Industrial Realty, Inc. REIT	5,642,740	242,017
	UDR, Inc. REIT	2,257,680	95,251
	Welltower, Inc. REIT	5,193,114	700,447

			2,523,205

	Total common stocks (cost: $59,135,177,000)		98,533,183
Convertible stocks 0.02%

Materials	Albemarle Corp., Class A, cumulative convertible preferred depositary shares,
0.02%	7.25% 3/1/2027	542,500	24,277

	Total convertible stocks (cost: $27,125,000)		24,277
Short-term securities 4.66%

Money market investments 4.61%

	Capital Group Central Cash Fund 4.87%3,4	47,671,622	4,767,162

Money market investments purchased with collateral from securities on loan 0.05%

	Capital Group Central Cash Fund 4.87%3,4,5	194,760	19,476
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.77%4,5	6,523,944	6,524
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%4,5	3,700,000	3,700
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%4,5	3,700,000	3,700
	Fidelity Investments Money Market Government Portfolio, Class I 4.70%4,5	3,700,000	3,700
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.70%4,5	3,700,000	3,700
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 4.78%4,5	3,700,000	3,700
	State Street Institutional U.S. Government Money Market Fund,
	Premier Class 4.82%4,5	3,413,331	3,413
	RBC Funds Trust – U.S. Government Money Market Fund,
	RBC Institutional Class 1 4.77%4,5	2,600,000	2,600
			50,513

	Total short-term securities (cost: $4,817,828,000)		4,817,675

	Total investment securities 99.92% (cost: $63,980,130,000)		103,375,135
	Other assets less liabilities 0.08%		87,131

	Net assets 100.00%		$103,462,266

American Mutual Fund	4

Investments in affiliates3

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	11/1/2023	Additions	Reductions	gain (loss)	(depreciation)	10/31/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 1.60%
Consumer discretionary 0.47%
Hasbro, Inc.	$406,016	$1,025	$89,695	$(22,789)	$196,418	$490,975	$17,848
Utilities 1.13%
CenterPoint Energy, Inc.	1,163,559	329,016	405,873	17,678	63,598	1,167,978	28,614

Total common stocks						1,658,953
Short-term securities 4.63%

Money market investments 4.61%
Capital Group Central Cash Fund 4.87%4	5,988,695	12,525,187	13,746,757	1,529	(1,492)	4,767,162	292,844
Money market investments purchased with collateral
from securities on loan 0.02%
Capital Group Central Cash Fund 4.87%4,5	16,657	2,8196				19,476	—7
Total short-term securities						4,786,638

Total 6.23%				$(3,582)	$258,524	$6,445,591	$339,306

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $69,419,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

4Rate represents the seven-day yield at 10/31/2024.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

5American Mutual Fund

Financial statements

Statement of assets and liabilities at October 31, 2024

		(dollars in thousands)
Assets:
Investment securities, at value (includes $69,419 of
investment securities on loan):
Unaffiliated issuers (cost: $57,934,581)	$96,929,544
Affiliated issuers (cost: $6,045,549)	6,445,591	$103,375,135
Cash		7,687

Cash denominated in currencies other than U.S. dollars (cost: $12,448)		12,437
Receivables for:
Sales of investments	23,351
Sales of fund’s shares	46,981
Dividends and interest	158,942
Securities lending income	82
Other	49	229,405

		103,624,664
Liabilities:
Collateral for securities on loan		50,513
Payables for:
Purchases of investments	21,379
Repurchases of fund’s shares	51,741
Investment advisory services	20,413
Services provided by related parties	13,625
Trustees’ deferred compensation	3,656
Other	1,071	111,885

Net assets at October 31, 2024		$103,462,266
Net assets consist of:

Capital paid in on shares of beneficial interest		$ 59,386,089
Total distributable earnings (accumulated loss)		44,076,177

Net assets at October 31, 2024		$103,462,266

Refer to the notes to financial statements.

American Mutual Fund	6

Financial statements (continued)

Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,767,758 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share

Class A	$41,443,034	707,810	$58.55
Class C	946,165	16,467	57.46
Class T	15	—*	58.55
Class F-1	1,192,620	20,487	58.21
Class F-2	15,729,048	268,764	58.52
Class F-3	7,905,015	135,074	58.52
Class 529-A	1,586,796	27,187	58.37
Class 529-C	40,829	703	58.06
Class 529-E	51,654	890	58.05
Class 529-T	22	—*	58.57
Class 529-F-1	16	—*	58.47
Class 529-F-2	248,872	4,251	58.55
Class 529-F-3	17	—*	58.54
Class R-1	54,082	937	57.74
Class R-2	268,722	4,663	57.63
Class R-2E	37,233	639	58.24
Class R-3	595,697	10,281	57.94
Class R-4	743,017	12,747	58.29
Class R-5E	247,710	4,237	58.46
Class R-5	352,077	6,012	58.56
Class R-6	32,019,625	546,609	58.58

*Amount less than one thousand.

Refer to the notes to financial statements.

7American Mutual Fund

Financial statements (continued)

Statement of operations for the year ended October 31, 2024

		(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,367;
also includes $339,306 from affiliates)	$2,356,831
Securities lending income (net of fees)	3,440
Interest from unaffiliated issuers	1,449	$2,361,720
Fees and expenses*:

Investment advisory services	221,222
Distribution services	121,133
Transfer agent services	47,776
Administrative services	28,902
529 plan services	1,017
Reports to shareholders	1,583
Registration statement and prospectus	1,268
Trustees’ compensation	1,274
Auditing and legal	192
Custodian	1,948
Other	175	426,490

Net investment income		1,935,230
Net realized gain (loss) and unrealized appreciation (depreciation):

Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,709,912
Affiliated issuers	(3,582)
In-kind redemptions	146,279
Currency transactions	(2,249)	4,850,360
Net unrealized appreciation (depreciation) on:

Investments:
Unaffiliated issuers	16,992,038
Affiliated issuers	258,524
Currency translations	(41)	17,250,521

Net realized gain (loss) and unrealized appreciation (depreciation)		22,100,881

Net increase (decrease) in net assets resulting from operations		$24,036,111

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

		(dollars in thousands)
	Year ended October 31,
	2024	2023
Operations:

Net investment income	$1,935,230	$2,017,903
Net realized gain (loss)	4,850,360	1,746,884
Net unrealized appreciation (depreciation)	17,250,521	(2,891,124)

Net increase (decrease) in net assets resulting from operations	24,036,111	873,663
Distributions paid to shareholders	(3,538,459)	(4,265,765)
Net capital share transactions	(473,721)	2,333,525

Total increase (decrease) in net assets	20,023,931	(1,058,577)
Net assets:
Beginning of year	83,438,335	84,496,912

End of year	$103,462,266	$83,438,335

Refer to the notes to financial statements.

American Mutual Fund	8

Notes to financial statements

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature

Classes A and 529-A	Up to 5.75% for	None (except 1.00% for certain	None
	Class A; up to 3.50% for	redemptions within 18 months of purchase
	Class 529-A	without an initial sales charge)

Classes C and 529-C	None	1.00% for redemptions within one year of	Class C converts to Class A
		purchase	after eight years and Class 529-C
converts to Class 529-A after five years

Class 529-E	None	None	None

Classes T and 529-T*	Up to 2.50%	None	None

Classes F-1, F-2, F-3, 529-F-1,	None	None	None
529-F-2 and 529-F-3

Classes R-1, R-2, R-2E, R-3, R-4,	None	None	None
R-5E, R-5 and R-6

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

9American Mutual Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the

American Mutual Fund 10

security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of October 31, 2024 (dollars in thousands):

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$4,515,251	$—	$—	$4,515,251
Materials	3,506,391	—	—	3,506,391
Industrials	15,141,701	381,408	—	15,523,109
Consumer discretionary	4,226,508	—	—	4,226,508
Consumer staples	6,366,824	215,112	—	6,581,936
Health care	16,407,405	107,884	—	16,515,289
Financials	16,387,778	—	—	16,387,778
Information technology	18,984,795	127,825	—	19,112,620
Communication services	3,100,836	—	—	3,100,836
Utilities	6,540,260	—	—	6,540,260
Real estate	2,523,205	—	—	2,523,205
Convertible stocks	24,277	—	—	24,277
Short-term securities	4,817,675	—	—	4,817,675

Total	$102,542,906	$832,229	$—	$103,375,135

11American Mutual Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or

American Mutual Fund 12

incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnifica- tion, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of October 31, 2024, the total value of securities on loan was $69,419,000, and the total value of collateral received was $72,152,000. Collateral received includes cash of $50,513,000 and U.S. government securities of $21,639,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are

13American Mutual Fund

recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2024, the fund reclassified $427,152,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$ 322,643
Undistributed long-term capital gains	4,392,517

Gross unrealized appreciation on investments	39,811,553
Gross unrealized depreciation on investments	(446,918)
Net unrealized appreciation (depreciation) on investments	39,364,635

Cost of investments	64,010,500

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2024			Year ended October 31, 2023

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class A	$789,105	$ 600,054	$1,389,159	$727,049	$1,009,115	$1,736,164
Class C	12,583	15,362	27,945	12,860	29,253	42,113
Class T	—*	—*	—*	—*	—*	—*
Class F-1	23,027	18,566	41,593	23,509	33,928	57,437
Class F-2	321,309	219,529	540,838	306,075	388,989	695,064
Class F-3	170,987	112,361	283,348	153,805	180,665	334,470
Class 529-A	29,898	23,147	53,045	27,620	38,776	66,396
Class 529-C	508	645	1,153	523	1,255	1,778
Class 529-E	886	786	1,672	853	1,382	2,235
Class 529-T	1	—*	1	—*	1	1
Class 529-F-1	—*	—*	—*	—*	—*	—*
Class 529-F-2	4,987	3,332	8,319	4,340	5,183	9,523
Class 529-F-3	—*	—*	—*	—*	—*	—*
Class R-1	696	847	1,543	658	1,494	2,152
Class R-2	3,439	4,157	7,596	3,218	7,123	10,341
Class R-2E	525	514	1,039	475	848	1,323
Class R-3	9,786	8,824	18,610	9,177	15,338	24,515
Class R-4	14,903	11,797	26,700	14,935	21,928	36,863
Class R-5E	4,924	3,347	8,271	3,356	3,547	6,903
Class R-5	8,701	6,053	14,754	9,458	12,379	21,837
Class R-6	678,413	434,460	1,112,873	570,212	646,438	1,216,650

Total	$2,074,678	$1,463,781	$3,538,459	$1,868,123	$2,397,642	$4,265,765

*Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. For the year ended October 31, 2024, the investment advisory services fees were $221,222,000, which were equivalent to an annualized rate of 0.230% of average daily net assets.

American Mutual Fund 14

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior

15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, unreimbursed expenses subject to reimbursement totaled $5,432,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $1,017,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

15American Mutual Fund

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services

Class A	$ 97,508	$25,470	$11,701	Not applicable
Class C	9,309	615	281	Not applicable
Class T	—	—*	—*	Not applicable
Class F-1	2,856	1,426	346	Not applicable
Class F-2	Not applicable	15,847	4,353	Not applicable
Class F-3	Not applicable	65	2,199	Not applicable
Class 529-A	3,466	908	449	$ 840
Class 529-C	396	25	12	23
Class 529-E	245	16	15	28
Class 529-T	—	—*	—*	—*
Class 529-F-1	—	—*	—*	—*
Class 529-F-2	Not applicable	92	67	126
Class 529-F-3	Not applicable	—*	—*	—*
Class R-1	528	50	16	Not applicable
Class R-2	1,948	865	78	Not applicable
Class R-2E	203	68	10	Not applicable
Class R-3	2,826	804	169	Not applicable
Class R-4	1,848	729	222	Not applicable
Class R-5E	Not applicable	341	68	Not applicable
Class R-5	Not applicable	193	113	Not applicable
Class R-6	Not applicable	262	8,803	Not applicable

Total class-specific expenses	$121,133	$47,776	$28,902	$1,017

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,274,000 in the fund’s statement of operations reflects $428,000 in current fees (either paid in cash or deferred) and a net increase of $846,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended

October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,770,329,000 and $1,175,323,000, respectively, which generated $186,685,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

American Mutual Fund 16

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2024
Class A	$1,978,730	36,800	$1,359,896	26,158	$(4,525,631)	(84,160)	$(1,187,005)	(21,202)
Class C	102,635	1,943	27,856	551	(264,714)	(5,035)	(134,223)	(2,541)
Class T	—	—	—	—	—	—	—	—
Class F-1	98,221	1,838	41,189	798	(268,914)	(5,092)	(129,504)	(2,456)
Class F-2	2,915,159	54,053	525,780	10,095	(3,503,390)	(65,521)	(62,451)	(1,373)
Class F-3	1,321,808	24,777	280,503	5,382	(1,612,139)	(30,160)	(9,828)	(1)
Class 529-A	146,196	2,725	53,028	1,023	(249,763)	(4,662)	(50,539)	(914)
Class 529-C	8,865	166	1,151	23	(15,815)	(298)	(5,799)	(109)
Class 529-E	4,157	77	1,673	33	(9,580)	(180)	(3,750)	(70)
Class 529-T	—	—	1	—†	—	—	1	—†
Class 529-F-1	—	—	1	—†	—	—	1	—†
Class 529-F-2	45,322	838	8,314	159	(41,654)	(770)	11,982	227
Class 529-F-3	—	—	1	—†	—	—	1	—†
Class R-1	7,940	150	1,527	30	(14,659)	(275)	(5,192)	(95)
Class R-2	39,310	741	7,593	150	(67,857)	(1,278)	(20,954)	(387)
Class R-2E	7,578	141	1,038	20	(7,786)	(145)	830	16
Class R-3	96,701	1,818	18,591	363	(140,793)	(2,646)	(25,501)	(465)
Class R-4	97,096	1,805	26,699	517	(211,467)	(3,916)	(87,672)	(1,594)
Class R-5E	47,107	877	8,270	159	(46,253)	(853)	9,124	183
Class R-5	53,708	994	14,738	283	(148,765)	(2,715)	(80,319)	(1,438)
Class R-6	2,935,182	55,200	1,111,978	21,297	(2,740,083)	(50,391)	1,307,077	26,106
Total net increase

(decrease)	$9,905,715	184,943	$3,489,827	67,041	$(13,869,263)	(258,097)	$(473,721)	(6,113)

Refer to the end of the table for footnotes.

17American Mutual Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023
Class A	$2,762,953	56,278	$1,699,675	34,552	$(4,323,625)	(88,226)	$139,003	2,604
Class C	142,488	2,952	41,945	865	(287,673)	(5,971)	(103,240)	(2,154)
Class T	—	—	—	—	—	—	—	—
Class F-1	138,033	2,828	56,857	1,162	(276,186)	(5,675)	(81,296)	(1,685)
Class F-2	2,727,457	55,635	678,342	13,807	(4,514,208)	(92,122)	(1,108,409)	(22,680)
Class F-3	2,216,333	45,259	330,921	6,740	(1,652,255)	(33,684)	894,999	18,315
Class 529-A	177,883	3,632	66,359	1,353	(225,739)	(4,603)	18,503	382
Class 529-C	11,708	240	1,776	36	(18,368)	(376)	(4,884)	(100)
Class 529-E	4,822	99	2,234	46	(8,462)	(173)	(1,406)	(28)
Class 529-T	—	—	1	—†	—	—	1	—†
Class 529-F-1	—	—	1	—†	—	—	1	—†
Class 529-F-2	45,489	926	9,519	194	(38,422)	(780)	16,586	340
Class 529-F-3	—	—	1	—†	—	—	1	—†
Class R-1	7,236	150	2,127	44	(11,761)	(243)	(2,398)	(49)
Class R-2	47,547	982	10,332	213	(59,435)	(1,231)	(1,556)	(36)
Class R-2E	6,890	140	1,323	27	(6,541)	(135)	1,672	32
Class R-3	103,547	2,134	24,477	502	(142,315)	(2,930)	(14,291)	(294)
Class R-4	107,985	2,214	36,859	752	(217,341)	(4,456)	(72,497)	(1,490)
Class R-5E	99,711	2,034	6,902	140	(32,486)	(661)	74,127	1,513
Class R-5	147,351	2,944	21,807	444	(172,576)	(3,528)	(3,418)	(140)
Class R-6	3,618,417	74,237	1,215,339	24,732	(2,251,729)	(45,824)	2,582,027	53,145
Total net increase

(decrease)	$12,365,850	252,684	$4,206,797	85,609	$(14,239,122)	(290,618)	$2,333,525	47,675

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $27,721,437,000 and $28,077,136,000, respectively, during the year ended October 31, 2024.

American Mutual Fund 18

Financial highlights

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	assets before	assets after	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class A:
10/31/2024	$47.06	$1.01	$12.41	$13.42	$(1.10)	$ (.83)	$(1.93)	$58.55	29.06%	$41,443.58%		.58%	1.87%
10/31/2023	48.97	1.06	(.59)	.47	(.99)	(1.39)	(2.38)	47.06	.80	34,307.59		.59	2.17
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88)	(1.61)	(2.49)	48.97	(2.73)	35,575.58		.58	1.88
10/31/2021	40.16	.88	12.63	13.51	(.86)	—	(.86)	52.81	33.86	35,695.58		.58	1.82
10/31/2020	42.78	.84	(1.38)	(.54)	(.89)	(1.19)	(2.08)	40.16	(1.35)	26,817.60		.60	2.04

Class C:
10/31/2024	46.22	.60	12.17	12.77	(.70)	(.83)	(1.53)	57.46	28.11	946	1.33	1.33	1.13
10/31/2023	48.13	.69	(.58)	.11	(.63)	(1.39)	(2.02)	46.22	.06	878	1.34	1.34	1.42
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50)	(1.61)	(2.11)	48.13	(3.47)	1,019	1.33	1.33	1.13
10/31/2021	39.51	.51	12.43	12.94	(.51)	—	(.51)	51.94	32.89	1,090	1.33	1.33	1.08
10/31/2020	42.11	.53	(1.36)	(.83)	(.58)	(1.19)	(1.77)	39.51	(2.10)	891	1.34	1.34	1.31

Class T:									29.395	—6.335		.335	2.125
10/31/2024	47.06	1.15	12.40	13.55	(1.23)	(.83)	(2.06)	58.55
10/31/2023	48.98	1.19	(.60)	.59	(1.12)	(1.39)	(2.51)	47.06	1.055	—6.335		.335	2.435
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)5	—6.325		.325	2.135
10/31/2021	40.17	1.00	12.62	13.62	(.98)	—	(.98)	52.81	34.175	—6.335		.335	2.075
10/31/2020	42.79	.94	(1.37)	(.43)	(1.00)	(1.19)	(2.19)	40.17	(1.09)5	—6.345		.345	2.305
Class F-1:
10/31/2024	46.80	.98	12.32	13.30	(1.06)	(.83)	(1.89)	58.21	28.99	1,192.64		.64	1.82
10/31/2023	48.71	1.04	(.59)	.45	(.97)	(1.39)	(2.36)	46.80	.76	1,074.64		.64	2.12
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85)	(1.61)	(2.46)	48.71	(2.79)	1,200.63		.63	1.82
10/31/2021	39.96	.85	12.56	13.41	(.83)	—	(.83)	52.54	33.79	1,454.64		.64	1.78
10/31/2020	42.58	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	39.96	(1.41)	1,266.64		.64	2.00

Class F-2:
10/31/2024	47.04	1.12	12.39	13.51	(1.20)	(.83)	(2.03)	58.52	29.32	15,729.38		.38	2.08
10/31/2023	48.95	1.17	(.60)	.57	(1.09)	(1.39)	(2.48)	47.04	1.01	12,706.38		.38	2.38
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.95	(2.54)	14,334.38		.38	2.09
10/31/2021	40.14	.98	12.63	13.61	(.96)	—	(.96)	52.79	34.17	13,651.38		.38	2.02
10/31/2020	42.77	.92	(1.38)	(.46)	(.98)	(1.19)	(2.17)	40.14	(1.15)	9,029.38		.38	2.25

Class F-3:
10/31/2024	47.04	1.18	12.39	13.57	(1.26)	(.83)	(2.09)	58.52	29.46	7,905.27		.27	2.18
10/31/2023	48.95	1.22	(.59)	.63	(1.15)	(1.39)	(2.54)	47.04	1.13	6,353.27		.27	2.49
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716.27		.27	2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057.27		.27	2.12
10/31/2020	42.77	.96	(1.38)	(.42)	(1.02)	(1.19)	(2.21)	40.14	(1.04)	3,147.28		.28	2.35

Class 529-A:
10/31/2024	46.92	.99	12.37	13.36	(1.08)	(.83)	(1.91)	58.37	29.03	1,587.61		.61	1.84
10/31/2023	48.83	1.04	(.59)	.45	(.97)	(1.39)	(2.36)	46.92	.77	1,318.62		.62	2.14
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86)	(1.61)	(2.47)	48.83	(2.76)	1,353.61		.61	1.85
10/31/2021	40.05	.86	12.59	13.45	(.84)	—	(.84)	52.66	33.81	1,331.62		.62	1.78
10/31/2020	42.67	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	40.05	(1.39)	1,002.64		.64	2.00

Refer to the end of the table for footnotes.

19American Mutual Fund

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	assets before	assets after	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class 529-C:
10/31/2024	$46.68	$ .58	$12.30	$12.88	$ (.67)	$ (.83)	$(1.50)	$58.06	28.05%	$ 41	1.37%	1.37%	1.09%
10/31/2023	48.59	.67	(.60)	.07	(.59)	(1.39)	(1.98)	46.68	(.03)	38	1.39	1.39	1.37
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46)	(1.61)	(2.07)	48.59	(3.50)	44	1.37	1.37	1.08
10/31/2021	39.85	.51	12.53	13.04	(.49)	—	(.49)	52.40	32.85	49	1.36	1.36	1.06
10/31/2020	42.43	.54	(1.39)	(.85)	(.54)	(1.19)	(1.73)	39.85	(2.13)	46	1.38	1.38	1.33

Class 529-E:
10/31/2024	46.68	.86	12.29	13.15	(.95)	(.83)	(1.78)	58.05	28.71	52.85		.85	1.61
10/31/2023	48.59	.92	(.58)	.34	(.86)	(1.39)	(2.25)	46.68	.53	45.86		.86	1.90
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74)	(1.61)	(2.35)	48.59	(3.00)	48.85		.85	1.61
10/31/2021	39.87	.74	12.54	13.28	(.73)	—	(.73)	52.42	33.52	48.85		.85	1.55
10/31/2020	42.48	.73	(1.37)	(.64)	(.78)	(1.19)	(1.97)	39.87	(1.62)	37.86		.86	1.78

Class 529-T:									29.335	—6.385		.385	2.075
10/31/2024	47.07	1.12	12.41	13.53	(1.20)	(.83)	(2.03)	58.57
10/31/2023	48.99	1.16	(.60)	.56	(1.09)	(1.39)	(2.48)	47.07	.985	—6.395		.395	2.375
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.99	(2.53)5	—6.385		.385	2.075
10/31/2021	40.17	.97	12.63	13.60	(.95)	—	(.95)	52.82	34.115	—6.405		.405	2.015
10/31/2020	42.79	.93	(1.38)	(.45)	(.98)	(1.19)	(2.17)	40.17	(1.13)5	—6.395		.395	2.255
Class 529-F-1:									29.245	—6.445		.445	2.015
10/31/2024	47.00	1.08	12.39	13.47	(1.17)	(.83)	(2.00)	58.47
10/31/2023	48.91	1.14	(.60)	.54	(1.06)	(1.39)	(2.45)	47.00	.955	—6.445		.445	2.325
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94)	(1.61)	(2.55)	48.91	(2.60)5	—6.445		.445	2.015
10/31/2021	40.12	.95	12.61	13.56	(.94)	—	(.94)	52.74	34.045	—6.445		.445	1.955
10/31/2020	42.75	.92	(1.39)	(.47)	(.97)	(1.19)	(2.16)	40.12	(1.15)5	—6.405		.405	2.235
Class 529-F-2:
10/31/2024	47.06	1.13	12.40	13.53	(1.21)	(.83)	(2.04)	58.55	29.34	249.36		.36	2.08
10/31/2023	48.97	1.18	(.60)	.58	(1.10)	(1.39)	(2.49)	47.06	1.04	189.36		.36	2.40
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.97	(2.53)	180.36		.36	2.10
10/31/2021	40.16	.98	12.62	13.60	(.95)	—	(.95)	52.81	34.13	144.38		.38	2.01
10/31/20207,8	40.16	—	—	—	—	—	—	40.16	—	93	—	—	—
Class 529-F-3:										—6
10/31/2024	47.05	1.15	12.41	13.56	(1.24)	(.83)	(2.07)	58.54	29.40		.32	.32	2.13
10/31/2023	48.96	1.19	(.59)	.60	(1.12)	(1.39)	(2.51)	47.05	1.08	—6.32		.32	2.43
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	—6.32		.32	2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98)	—	(.98)	52.80	34.19	—6.38		.33	2.07
10/31/20207,8	40.16	—	—	—	—	—	—	40.16	—	—6	—	—	—
Class R-1:
10/31/2024	46.44	.59	12.23	12.82	(.69)	(.83)	(1.52)	57.74	28.08	54	1.35	1.35	1.10
10/31/2023	48.36	.68	(.59)	.09	(.62)	(1.39)	(2.01)	46.44	.01	48	1.36	1.36	1.40
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48)	(1.61)	(2.09)	48.36	(3.48)	52	1.35	1.35	1.11
10/31/2021	39.68	.49	12.48	12.97	(.48)	—	(.48)	52.17	32.84	59	1.37	1.37	1.04
10/31/2020	42.28	.50	(1.35)	(.85)	(.56)	(1.19)	(1.75)	39.68	(2.16)	51	1.40	1.40	1.24

Refer to the end of the table for footnotes.

American Mutual Fund 20

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	assets before	assets after	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class R-2:
10/31/2024	$46.35	$ .59	$12.22	$12.81	$ (.70)	$ (.83)	$(1.53)	$57.63	28.10%	$ 269	1.35%	1.35%	1.11%
10/31/2023	48.28	.68	(.60)	.08	(.62)	(1.39)	(2.01)	46.35	.01	234	1.35	1.35	1.41
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48)	(1.61)	(2.09)	48.28	(3.46)	245	1.35	1.35	1.11
10/31/2021	39.63	.50	12.45	12.95	(.50)	—	(.50)	52.08	32.81	265	1.36	1.36	1.05
10/31/2020	42.22	.51	(1.34)	(.83)	(.57)	(1.19)	(1.76)	39.63	(2.11)	207	1.38	1.38	1.26

Class R-2E:
10/31/2024	46.83	.74	12.34	13.08	(.84)	(.83)	(1.67)	58.24	28.44	37	1.07	1.07	1.38
10/31/2023	48.75	.82	(.59)	.23	(.76)	(1.39)	(2.15)	46.83	.31	29	1.07	1.07	1.69
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63)	(1.61)	(2.24)	48.75	(3.21)	29	1.07	1.07	1.40
10/31/2021	39.99	.64	12.58	13.22	(.63)	—	(.63)	52.58	33.23	30	1.07	1.07	1.33
10/31/2020	42.60	.63	(1.36)	(.73)	(.69)	(1.19)	(1.88)	39.99	(1.84)	23	1.09	1.09	1.55

Class R-3:
10/31/2024	46.59	.82	12.29	13.11	(.93)	(.83)	(1.76)	57.94	28.66	596.91		.91	1.54
10/31/2023	48.51	.90	(.60)	.30	(.83)	(1.39)	(2.22)	46.59	.46	501.91		.91	1.85
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71)	(1.61)	(2.32)	48.51	(3.06)	536.91		.91	1.55
10/31/2021	39.81	.71	12.51	13.22	(.70)	—	(.70)	52.33	33.41	576.92		.92	1.49
10/31/2020	42.41	.70	(1.36)	(.66)	(.75)	(1.19)	(1.94)	39.81	(1.67)	446.93		.93	1.71

Class R-4:
10/31/2024	46.86	.99	12.35	13.34	(1.08)	(.83)	(1.91)	58.29	29.02	743.61		.61	1.84
10/31/2023	48.77	1.05	(.60)	.45	(.97)	(1.39)	(2.36)	46.86	.77	672.62		.62	2.14
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85)	(1.61)	(2.46)	48.77	(2.77)	772.61		.61	1.85
10/31/2021	40.01	.86	12.58	13.44	(.85)	—	(.85)	52.60	33.81	847.62		.62	1.79
10/31/2020	42.63	.82	(1.37)	(.55)	(.88)	(1.19)	(2.07)	40.01	(1.38)	604.63		.63	2.01

Class R-5E:
10/31/2024	46.99	1.10	12.38	13.48	(1.18)	(.83)	(2.01)	58.46	29.28	248.42		.42	2.03
10/31/2023	48.91	1.14	(.59)	.55	(1.08)	(1.39)	(2.47)	46.99	.98	191.41		.41	2.34
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.91	(2.54)	124.39		.39	2.07
10/31/2021	40.12	.96	12.61	13.57	(.95)	—	(.95)	52.74	34.09	103.40		.40	1.97
10/31/2020	42.74	.91	(1.36)	(.45)	(.98)	(1.19)	(2.17)	40.12	(1.14)	42.40		.40	2.22

Class R-5:
10/31/2024	47.06	1.16	12.41	13.57	(1.24)	(.83)	(2.07)	58.56	29.42	352.32		.32	2.14
10/31/2023	48.98	1.20	(.61)	.59	(1.12)	(1.39)	(2.51)	47.06	1.05	351.32		.32	2.45
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372.31		.31	2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98)	—	(.98)	52.82	34.24	395.32		.32	2.09
10/31/2020	42.79	.95	(1.39)	(.44)	(1.00)	(1.19)	(2.19)	40.16	(1.09)	283.32		.32	2.32

Class R-6:
10/31/2024	47.08	1.18	12.41	13.59	(1.26)	(.83)	(2.09)	58.58	29.47	32,019.27		.27	2.18
10/31/2023	48.99	1.22	(.59)	.63	(1.15)	(1.39)	(2.54)	47.08	1.12	24,504.27		.27	2.49
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898.27		.27	2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999.27		.27	2.14
10/31/2020	42.80	.97	(1.37)	(.40)	(1.03)	(1.19)	(2.22)	40.18	(1.02)	16,995.27		.27	2.36

Refer to the end of the table for footnotes.

21American Mutual Fund

Financial highlights (continued)

			Year ended October 31,

	2024	2023	2022	2021	2020

Portfolio turnover rate for all share classes9	31%	25%	24%	23%	24%10

1Based on average shares outstanding.

2Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.

4Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6Amount less than $1 million.

7Based on operations for a period that is less than a full year.

8Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9Rates do not include the fund’s portfolio activity with respect to any Central Funds.

10Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 23% for the year ended October 31, 2020 if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

American Mutual Fund 22

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Mutual Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Mutual Fund (the "Fund"), including the investment portfolio, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California

December 11, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

23American Mutual Fund

Tax information

unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:

Long-term capital gains	$1,746,116,000

Qualified dividend income	100%

Section 163(j) interest dividends	$265,311,000

Corporate dividends received deduction	$1,949,110,000

U.S. government income that may be exempt from state taxation	$93,706,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

American Mutual Fund 24

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable

25American Mutual Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 07, 2025